Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended								0 Months Ended	12 Months Ended																12 Months Ended				12 Months Ended																											12 Months Ended
	Dec. 31, 2012 USD ($) oz number	Dec. 31, 2011 USD ($) number	Dec. 31, 2010 USD ($) number	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 21, 2012 Mine Waste Solutions [Member] oz	Dec. 31, 2012 Mine Waste Solutions [Member] USD ($) oz	Dec. 31, 2011 Mine Waste Solutions [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] AUD	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 South Africa [Member] Unasserted Claim [Member] USD ($) number	Dec. 31, 2011 South Africa [Member] Unasserted Claim [Member] USD ($)	Dec. 31, 2012 Brazil [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2011 Brazil [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] Mineracao Serra Grande S.A. [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Departmento Nacional de Producao Mineral [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] AngloGold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Dec. 31, 2012 Ghana [Member] USD ($)	Dec. 31, 2011 Ghana [Member] USD ($)	Dec. 31, 2012 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2011 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2012 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2011 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2012 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2011 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Dec. 31, 2012 Project Expenditure [Member] USD ($)	Dec. 31, 2011 Project Expenditure [Member] USD ($)	Dec. 31, 2012 Other capital expenditure [Member] USD ($)	Dec. 31, 2011 Other capital expenditure [Member] USD ($)	Dec. 31, 2012 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2011 Other Contractual Purchase Obligations [Member] USD ($)	Dec. 31, 2012 Kinross Gold Corporation [Member] USD ($)	Dec. 31, 2012 Kinross Gold Corporation [Member] BRL	Dec. 31, 2011 Kinross Gold Corporation [Member] USD ($)	Dec. 31, 2012 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2011 Boddington Gold Mine [Member] USD ($)	Dec. 31, 2012 Tau Lekoa Gold Mine [Member] USD ($) oz	Dec. 31, 2012 Tau Lekoa Gold Mine [Member]	Dec. 31, 2011 Tau Lekoa Gold Mine [Member] USD ($)	Dec. 31, 2012 Oro Group [Member] USD ($)	Dec. 31, 2012 Oro Group [Member] ZAR	Dec. 31, 2011 Oro Group [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti United States Of America [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti Australia [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti [Member] USD ($)	Dec. 31, 2012 AngloGold Ashanti Iduapriem [Member] USD ($)	Dec. 31, 2011 AngloGold Ashanti Iduapriem [Member] USD ($)	Dec. 31, 2012 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Dec. 31, 2011 Ashanti Goldfields Kilo Sarl [Member] USD ($)
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees Total	$ 4,277	$ 2,986
Financial Guarantees [Line Items]
Financial Guarantees Surety																																																														12	100	12
Financial Guarantees, Surety Termination Notice Period (Days)																																																														90 days	90 days
Financial Guarantees Reclamation Bonds																																																																	132	101
AngloGold Ashanti Environmental bonds																																																																			52	30
Financial Guarantees Environmental Guarantees																																																																					162	166	32	0	10	0
Gain Contingencies [Line Items]
Contingent Assets Royalty																																																									0	0	0		0
Contingent Assets, Indemnity																																																						(90)		0
Contingent Assets, Maximum amount of indemnity																																																						(125)	(255)
Equity Interest Acquired (Percent)																																																						50.00%	50.00%
Royalties received during the year ended December 31	23	79	8																																																								5		5
Total royalties recorded to date																																																									60	42
Contingent Assets, Rate Payable (USD Per Ounce)																																																									600
Contingent Assets Maximum Royalty Cap																																																									100
Contingent Assets, Royalty On Further Production Receivable (Ounces)																																																											1,500,000	1,500,000
Contingent Assets Ounces Produced (Ounces)																																																											304,643	304,643
Contingent Assets Maximum Gold Price Before Royalty Entitlement (ZAR per Kilogram)																																																											180,000	180,000
Contingent Assets Royalty Payment Rate (Percent)																																																											3.00%	3.00%
Royalty Revenue Collection Period (Days)																																																									45 days
Hedging Guarantees [Abstract]
Hedging Guarantees Gold Delivery	0	0
Long Term Commitment Excluding Unconditional Purchase Obligation [Abstract]
Contracts For Capital Expenditure	1,075	202
Authorized by the directors but not yet contracted for	2,242	1,128
Total Capital Expenditure Commitments	3,317	1,330
Including commitments through contractual arrangements by equity accounted joint ventures amounting to:	749	14
Long Term Purchase Commitment [Line Items]
Within one year																																																1,092	832	517	421	643	334
Thereafter																																																1,708	46	0	31	102	129
Total for Project Expenditure																																																2,800	878
Total for Stay in Business Expenditure																																																		517	452
Total for Other Contractual purchase obligations																																																				745	463
Loss Contingency [Abstract]
Contingent Liabilities Groundwater Pollution	0	0
Contingent Liabilities Deep Groundwater Pollution	0	0
Contingent Liabilities Gold Deliveries Sales Tax																														156	88	96	54	60	34
Contingent Liabilities, Gold Deliveries Sales Tax (Percent)																														12.00%
Contingent Liabilities, Other Tax Disputes																												38	29	19	9					21	21	17	8			161	0	26	0	135	0
Contingent Liabilities Indirect Taxes																																								23	12
Occupational Diseases in Mines and Works Act ("ODMWA") litigation																										0	0
Loss Contingency, Damages Sought, Value																										9
Loss Contingency, Number of Plaintiffs (Number)																										31
Financial Guarantees [Abstract]
Guarantees Fair Value Disclosure				1,011	1,012	766		0					0	0	736	736		791	791		266	0
Line Of Credit Facility Maximum Borrowing Capacity												1,000	1,000										600
Line of credit facility - Revolving Credit Facility period (years)												four year	five year										four year
Debt Instrument Face Amount							750.0										732.5			789.0				700.0	300.0
Debt Instrument Interest Rate Stated Percentage							5.125%										3.50%			6.00%				5.375%	6.50%
Performance Guarantees [Abstract]
Performance guarantees										0	0
Pre-existing Customer Gold Sales (Percent)	25.00%								25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500								312,500
Pre-existing gold ounces remaining against the guarantee (Ounces)	292,672									292,672
Vulnerability From Concentrations [Abstract]
Vulnerability From Concentrations, Discount Rate (Percent)	7.82%
Recoverable value added tax	16
Recoverable fuel duties	35
Appeal deposits	$ 4
Collective Bargaining Agreement Time Period	two year
Entity Number Of Employees	65,822	61,242	62,046